Notes to the Cash Flow Statement - Schedule of Reconciliation of Liabilities from Financing Activities (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	€ 3,597	€ 11,230
Cash flow	10,713	(3,720)
Addition/retirement	(1,922)	(3,913)
Fair value change	(32)
Ending balance	12,356	3,597
Repayment of warrant bond [Member]
Statement Line Items [Line Items]
Beginning balance	(2,004)	8,394
Cash flow	(3,636)	(8,715)
Addition/retirement	217	(1,683)
Fair value change
Ending balance		(2,004)
ConvertibleBond 12 21 2016 [Member]
Statement Line Items [Line Items]
Beginning balance	178
Cash flow
Addition/retirement	(99)
Fair value change
Ending balance	79	178
ConvertibleBond 12 22 2017 [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	4,999
Addition/retirement	(2,469)
Fair value change
Ending balance	2,530
EIB loan [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	9,350
Addition/retirement	429
Fair value change	(32)
Ending balance	9,747
Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	274	394
Cash flow	(598)
Addition/retirement	494	274
Fair value change
Ending balance	170	274
InterestOnWarrantBond 12 17 2009 [Member]
Statement Line Items [Line Items]
Beginning balance	274	436
Cash flow	(436)	(841)
Addition/retirement	162
Fair value change
Ending balance		274
Interest on Convertible Bond 12 21 2016 [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow
Addition/retirement	5
Fair value change
Ending balance	5
Interest on Convertible Bond 12 22 2017 [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	(66)
Addition/retirement	146
Fair value change
Ending balance	80
Interest on EIB loan [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	(96)
Addition/retirement	181
Fair value change
Ending balance	85
Total Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	3,871	12,060
Cash flow	10,115	(4,561)
Addition/retirement	(1,428)	(3,639)
Fair value change	(32)	11
Ending balance	12,526	3,871
Warrant Bond 12 17 2009 [Member]
Statement Line Items [Line Items]
Beginning balance	3,419	2,836
Cash flow
Addition/retirement		69
Fair value change
Ending balance		3,419
Repayment Of Warrant Bond 2011 12 16 [Member]
Statement Line Items [Line Items]
Beginning balance	2,696
Cash flow		4,995
Addition/retirement		(2,299)
Fair value change
Ending balance		2,696
Convertible Bond 12 21 2016 [Member]
Statement Line Items [Line Items]
Beginning balance	274	830
Cash flow		(841)
Addition/retirement		274
Fair value change		11
Ending balance		274
InterestOnWarrantBond 12 16 2011 [Member]
Statement Line Items [Line Items]
Beginning balance	11
Cash flow
Addition/retirement
Fair value change		11
Ending balance		11
Other Interest [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow
Addition/retirement
Fair value change
Ending balance